 [AIM LOGO APPEARS HERE]           Dear Shareholder:
--Registered Trademark--

                 [PHOTO of         As the end of the six-month reporting period
                Robert Graham,     arrived, the U.S. economy began to slow. In
               Chairman of the     early fall, rising oil prices, unrest in the
              Board of The Fund    Middle East and unease about corporate
                APPEARS HERE]      earnings shortfalls combined to produce a
LETTER                             steep market decline, following the
TO OUR                             considerable volatility that had whipsawed
SHAREHOLDERS     investors just months earlier. Uncertainty about the outcome of the presidential election also roiled markets, and the December resolution of the election controversy failed to produce a sustained rally. By then, the Federal Reserve Board (the Fed) indicated that it might consider cutting interest rates in the wake of indications of slower economic growth. But the Fed's bias shift was insufficient to counteract investors' concerns, and most key market indexes recorded losses for 2000. Then in January 2001, the Fed cut short-term interest rates a full percentage point, leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings.

                 YOUR INVESTMENT PORTFOLIO

                 As of February 28, 2001, the performance of the portfolio's Resource Class topped that of its comparative indexes, as shown in the table. Through a combination of short-term cash-management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the distributor not waived fees during the reporting period, returns would have been lower.) The weighted average maturity (WAM) remained in the 25- to 31-day range; at the close of the period, the WAM was 26 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Resource Class stood at $360.69 million at the close of the reporting period.
                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.
                   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not

                 YIELDS AS OF 2/28/01
                                                      Average         Seven-Day
                                                   Monthly Yield        Yield
                 Treasury Portfolio                    5.35%            5.30%
                 Resource Class

                 IBC Money Fund Averages(TM)           4.88%            4.84%
                 U.S. Treasury/Repurchase Agreements

                 IBC Money Fund Averages(TM)           5.21%            5.15%
                 Government Only/Institutions Only

                                                                     (continued)
                        insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                        IN CONCLUSION

                        The U.S. economy grew at an annual rate of just 1.0% during the last quarter of 2000, its weakest performance in more than five years, accentuating how dramatically the economy has slowed. Fed Chairman Alan Greenspan has not ruled out the possibility of a more extended downturn if consumers become so disconcerted that they stop spending. However, reasons for optimism remain. Inflation continues to be low, and the Fed has indicated that it will move aggressively to keep the economy out of recession.
                          We are pleased to send you this report on your
                        investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we may help.

                        Respectfully submitted,

                        /s/ ROBERT H. GRAHAM
                        Robert H. Graham
                        Chairman

SCHEDULE OF INVESTMENTS
February 28, 2001
(Unaudited)

                                                     PAR
                                          MATURITY  (000)       VALUE
U.S. TREASURY SECURITIES - 22.33%

U.S. TREASURY BILLS(a) - 12.64%

 6.03%                                    03/01/01 $ 50,000 $   50,000,000
--------------------------------------------------------------------------
 5.97%                                    04/12/01   50,000     49,651,750
--------------------------------------------------------------------------
 4.91%                                    04/19/01   50,000     49,665,677
--------------------------------------------------------------------------
 5.99%                                    04/19/01   20,400     20,233,693
--------------------------------------------------------------------------
 6.03%                                    04/26/01   25,000     24,765,500
--------------------------------------------------------------------------
 4.87%                                    05/03/01   50,000     49,573,875
--------------------------------------------------------------------------
 5.80%                                    05/31/01   25,000     24,633,472
--------------------------------------------------------------------------
 5.45%                                    06/14/01   50,000     49,205,209
--------------------------------------------------------------------------
 5.64%                                    06/21/01  100,000     98,246,889
--------------------------------------------------------------------------
 5.65%                                    06/21/01   50,000     49,121,111
--------------------------------------------------------------------------
 5.36%                                    07/05/01   50,000     49,062,875
--------------------------------------------------------------------------
 4.82%                                    07/12/01   50,000     49,110,562
--------------------------------------------------------------------------
 4.83%                                    07/12/01   50,000     49,108,716
--------------------------------------------------------------------------
 5.06%                                    07/19/01   25,000     24,508,056
--------------------------------------------------------------------------
 4.95%                                    07/19/01   50,000     49,037,500
--------------------------------------------------------------------------
 4.64%                                    08/02/01   50,000     49,007,556
--------------------------------------------------------------------------
 4.25%                                    02/28/02   50,000     47,853,917
==========================================================================
                                                               782,786,358
==========================================================================

U.S. TREASURY NOTES - 9.69%

 4.88%                                    03/31/01   50,000     49,936,835
--------------------------------------------------------------------------
 6.25%                                    04/30/01   75,000     74,977,796
--------------------------------------------------------------------------
 5.63%                                    05/15/01   50,000     49,927,958
--------------------------------------------------------------------------
 5.25%                                    05/31/01   75,000     74,803,557
--------------------------------------------------------------------------
 5.75%                                    06/30/01   75,000     74,844,981
--------------------------------------------------------------------------
 6.63%                                    06/30/01   25,000     25,034,483
--------------------------------------------------------------------------
 5.50%                                    07/31/01  125,000    124,606,702
--------------------------------------------------------------------------
 6.63%                                    07/31/01   75,000     75,145,943
--------------------------------------------------------------------------
 7.88%                                    08/15/01   50,000     50,620,633
==========================================================================
                                                               599,898,888
==========================================================================
  Total U.S. Treasury Securities (Cost
   $1,382,685,246)                                           1,382,685,246
==========================================================================
  Total Investments (excluding Repurchase
   Agreements)                                               1,382,685,246
==========================================================================

                                                        PAR
                                            MATURITY   (000)       VALUE
REPURCHASE AGREEMENTS(b) - 78.68%

Barclays Capital Inc. (United Kingdom)(c)
 5.39%                                      03/01/01 $ 500,000 $  500,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.(d)
 5.39%                                            --   150,000    150,000,000
------------------------------------------------------------------------------
BNP Capital Markets (France)(e)
 5.39%                                      03/01/01   275,000    275,000,000
------------------------------------------------------------------------------
Chase Securities Inc.(f)
 5.40%                                      03/01/01   275,000    275,000,000
------------------------------------------------------------------------------
CIBC Oppenheimer Corp. (Canada)(g)
 5.39%                                      03/01/01   275,000    275,000,000
------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)(h)
 5.39%                                            -- 1,200,000  1,200,000,000
------------------------------------------------------------------------------
First Union Capital Markets Corp.(j)
 5.39%                                      03/01/01   200,000    200,000,000
------------------------------------------------------------------------------
Merrill Lynch Government Securities,
 Inc.(j)
 5.39%                                      03/01/01   275,000    275,000,000
------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.(k)
 5.48%                                      03/27/01   200,000    200,000,000
------------------------------------------------------------------------------
Salomon Smith Barney Inc.(l)
 5.39%                                      03/01/01   275,000    275,000,000
------------------------------------------------------------------------------
State Street Bank & Trust Co.(m)
 5.38%                                      03/01/01   120,781    120,780,602
------------------------------------------------------------------------------
UBS Warburg (Switzerland)
 5.39%(n)                                   03/01/01   600,000    600,000,000
------------------------------------------------------------------------------
 5.40%(o)                                   03/01/01   250,000    250,000,000
------------------------------------------------------------------------------
Westdeutsche Landesbank Gitozentrale
 (Germany)(p)
 5.39%                                      03/01/01   275,000    275,000,000
==============================================================================
Total Repurchase Agreements (Cost
 $4,870,780,602)                                                4,870,780,602
==============================================================================
TOTAL INVESTMENTS - 101.01% (COST
 $6,253,465,848)(q)                                             6,253,465,848
==============================================================================
OTHER ASSETS LESS LIABILITIES - (1.01)%                        $  (62,762,630)
==============================================================================
NET ASSETS - 100.00%                                           $6,190,703,218
______________________________________________________________________________
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/28/01 with a maturing value of $500,074,861. Collateralized by $484,288,000 U.S. Treasury obligations, 0% to 10.00% due 03/08/01 to 02/15/31 with an aggregate market value at 02/28/01 of $510,001,709.
(d) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $363,941,000 U.S. Treasury obligations, 0% to 8.75% due 05/15/12 to 11/15/26 with an aggregate market value at 02/28/01 of $156,328,072.
(e) Repurchase agreement entered into 02/28/01 with a maturing value of $275,041,174. Collateralized by $236,767,000 U.S. Treasury obligations, 3.63% to 12.50% due 11/30/02 to 04/15/28 with an aggregate market value at 02/28/01 of $280,500,386.
(f) Repurchase agreement entered into 02/28/01 with a maturing value of $275,041,250. Collateralized by $233,117,000 U.S. Treasury obligations, 3.88% to 12.75% due 03/31/03 to 08/15/29 with an aggregate market value at 02/28/01 of $280,502,815.
(g) Repurchase agreement entered into 02/28/01 with a maturing value of $275,041,174. Collateralized by $254,034,000 U.S. Treasury obligations, 4.75% to 11.13% due 03/31/01 to 02/15/23 with an aggregate market value at 02/28/01 of $280,503,380.
(h) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,090,630,000 U.S. Treasury obligations, 3.38% to 15.75% due 08/15/01 to 04/15/29 with an aggregate market value at 02/28/01 of $1,224,000,760.
(i) Repurchase agreement entered into 02/28/01 with a maturing value of $200,029,944. Collateralized by $172,302,000 U.S. Treasury obligations, 4.25% to 8.13% due 11/15/03 to 02/15/31 with an aggregate market value at 02/28/01 of $204,000,204.
(j) Repurchase agreement entered into 02/28/01 with a maturing value of $275,041,174. Collateralized by $557,807,000 U.S. Treasury obligations, 0% to 10.75% due 08/15/05 to 02/15/25 with an aggregate market value at 02/28/01 of $280,500,559.
(k) Term repurchase agreement entered into 01/26/01; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $196,661,000 U.S. Treasury obligations, 6.38% to 6.63% due 04/30/02 to 06/30/02 with an aggregate market value at 02/28/01 of $204,000,141.
(l) Repurchase agreement entered into 02/28/01 with a maturing value of $275,041,174. Collateralized by $733,635,000 U.S. Treasury obligations, 0% due 02/15/05 to 11/15/24 with an aggregate market value at 02/28/01 of $281,005,174.
(m) Joint repurchase agreement entered into 02/28/01 with a maturing value of $275,041,097. Collateralized by $195,730,000 U.S. Treasury obligations, 8.13% due 08/15/19 with a market value at 02/28/01 of $256,793,845.
(n) Repurchase agreement entered into 02/28/01 with a maturing value of $600,089,833. Collateralized by $1,505,941,000 U.S. Treasury obligations, 0% to 7.63% due 05/15/11 to 11/15/26 with an aggregate market value at 02/28/01 of $612,000,797.
(o) Repurchase agreement entered into 02/28/01 with a maturing value of $250,037,500. Collateralized by $255,002,928 U.S. Treasury obligations, 0% to 7.63% due 05/15/01 to 11/15/26 with an aggregate market value at 02/28/01 of $612,000,797.
(p) Repurchase agreement entered into 02/28/01 with a maturing value of $275,041,174. Collateralized by $240,395,000 U.S. Treasury obligations, 4.75% to 9.13% due 02/15/04 to 08/15/29 with an aggregate market value at 02/28/01 of $280,527,753.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $1,382,685,246
----------------------------------------------------------------------------
Repurchase agreements                                          4,870,780,602
----------------------------------------------------------------------------
Interest receivable                                                8,195,641
----------------------------------------------------------------------------
Investment for deferred compensation plan                            147,231
----------------------------------------------------------------------------
Other assets                                                          68,491
============================================================================
  Total assets                                                 6,261,877,211
============================================================================

LIABILITIES:

Payables for:
 Investments purchased                                            47,853,917
----------------------------------------------------------------------------
 Dividends                                                        22,452,551
----------------------------------------------------------------------------
 Deferred compensation plan                                          147,231
----------------------------------------------------------------------------
Accrued administrative services fees                                  24,999
----------------------------------------------------------------------------
Accrued distribution fees                                            475,961
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,252
----------------------------------------------------------------------------
Accrued transfer agent fees                                           33,259
----------------------------------------------------------------------------
Accrued operating expenses                                           183,823
============================================================================
  Total liabilities                                               71,173,993
============================================================================
Net assets applicable to shares outstanding                   $6,190,703,218
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $3,145,685,177
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  606,701,211
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  318,116,210
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,613,521,991
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  145,991,908
____________________________________________________________________________
============================================================================
Resource Class                                                $  360,686,721
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            3,145,351,476
____________________________________________________________________________
============================================================================
Private Investment Class                                         606,657,623
____________________________________________________________________________
============================================================================
Personal Investment Class                                        318,079,226
____________________________________________________________________________
============================================================================
Cash Management                                                1,613,423,935
____________________________________________________________________________
============================================================================
Reserve Class                                                    145,983,099
____________________________________________________________________________
============================================================================
Resource Class                                                   360,643,482
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                           $1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2001
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $158,269,748
===================================================================

EXPENSES:

Advisory fees                                            1,472,613
-------------------------------------------------------------------
Administrative services fees                               144,885
-------------------------------------------------------------------
Custodian fees                                             127,547
-------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                1,463,987
-------------------------------------------------------------------
 Personal Investment Class                               1,079,261
-------------------------------------------------------------------
 Cash Management Class                                     446,550
-------------------------------------------------------------------
 Reserve Class                                             731,616
-------------------------------------------------------------------
 Resource Class                                            339,139
-------------------------------------------------------------------
Transfer agent fees                                        441,080
-------------------------------------------------------------------
Trustees' fees                                               8,563
-------------------------------------------------------------------
Other                                                      321,528
===================================================================
  Total expenses                                         6,576,769
===================================================================
Less: Fees waived                                       (1,248,810)
===================================================================
  Net expenses                                           5,327,959
===================================================================
Net investment income                                  152,941,789
===================================================================
Net realized gain from investment securities               104,835
===================================================================
Net increase in net assets resulting from operations  $153,046,624
___________________________________________________________________
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2001 and the year ended August 31, 2000 (Unaudited)

                                               FEBRUARY 28,     AUGUST 31,
                                                   2001            2000
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  152,941,789  $  286,202,392
-----------------------------------------------------------------------------
 Net realized gain from investment securities        104,835         103,423
=============================================================================
  Net increase in net assets resulting from
   operations                                    153,046,624     286,305,815
=============================================================================
Distributions to shareholders from net
 investment income:
-----------------------------------------------------------------------------
 Institutional Class                             (86,660,038)   (168,250,201)
-----------------------------------------------------------------------------
 Private Investment Class                        (17,137,314)    (31,619,432)
-----------------------------------------------------------------------------
 Personal Investment Class                        (8,135,227)    (14,529,364)
-----------------------------------------------------------------------------
 Cash Management Class                           (26,936,925)    (48,379,385)
-----------------------------------------------------------------------------
 Reserve Class                                    (3,929,332)     (6,635,851)
-----------------------------------------------------------------------------
 Resource Class                                  (10,142,953)    (16,788,159)
-----------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                             140,184,452    (158,816,289)
-----------------------------------------------------------------------------
 Private Investment Class                        (10,299,732)    201,791,567
-----------------------------------------------------------------------------
 Personal Investment Class                        32,422,371         749,971
-----------------------------------------------------------------------------
 Cash Management Class                           833,080,320     (79,947,027)
-----------------------------------------------------------------------------
 Reserve Class                                     5,103,232      20,906,537
-----------------------------------------------------------------------------
 Resource Class                                   55,543,108     (53,970,656)
=============================================================================
  Net increase (decrease) in net assets        1,056,138,586     (69,182,474)
=============================================================================

NET ASSETS:

Beginning of period                            5,134,564,632   5,203,747,106
=============================================================================
End of period                                 $6,190,703,218  $5,134,564,632
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,190,138,841  $5,134,105,090
-----------------------------------------------------------------------------
Undistributed net realized gain from
 investment securities                               564,377         459,542
=============================================================================
                                              $6,190,703,218  $5,134,564,632
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                         RATE
========================================
First $300 million                 0.15%
Over $300 million to $1.5 billion  0.06%
Over $1.5 billion                  0.05%
========================================

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2001, AIM was paid $144,885 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2001, AFS was paid $378,462 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $878,392, $719,508, $357,240 $585,293 and $271,311, respectively, as compensation under the Plan and FMC waived fees of $1,248,810.
 Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
 During the six months ended February 28, 2001, the Fund paid legal fees of $6,705 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended February 28, 2001 and the year ended August 31, 2000 were as follows:

                              FEBRUARY 28, 2001                  AUGUST 31, 2000
                        -------------------------------  ---------------------------------
                            SHARES          AMOUNT           SHARES            AMOUNT
                        --------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class    6,177,143,363  $ 6,177,143,363   13,259,879,098  $ 13,259,879,098
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 2,014,982,131    2,014,982,131    4,452,716,202     4,452,716,202
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                 1,475,434,264    1,475,434,264    2,802,718,615     2,802,718,615
-------------------------------------------------------------------------------------------
  Cash Management Class  2,891,445,072    2,891,445,072    3,936,809,001     3,936,809,001
-------------------------------------------------------------------------------------------
  Reserve Class            527,399,762      527,399,762    1,043,878,989     1,043,878,989
-------------------------------------------------------------------------------------------
  Resource Class         1,667,260,667    1,667,260,667    3,019,552,372     3,019,552,372
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class       16,826,763       16,826,763       31,333,569        31,333,569
-------------------------------------------------------------------------------------------
  Private Investment
   Class                     4,095,648        4,095,648        6,230,329         6,230,329
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                     6,873,444        6,873,444       11,719,987        11,719,987
-------------------------------------------------------------------------------------------
  Cash Management Class      7,505,086        7,505,086       15,673,083        15,673,083
-------------------------------------------------------------------------------------------
  Reserve Class              4,057,855        4,057,855        6,352,088         6,352,088
-------------------------------------------------------------------------------------------
  Resource Class             8,779,189        8,779,189       13,456,848        13,456,848
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (6,053,785,674)  (6,053,785,674) (13,450,028,956)  (13,450,028,956)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                (2,029,377,511)  (2,029,377,511)  (4,257,154,964)   (4,257,154,964)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                (1,449,885,337)  (1,449,885,337)  (2,813,688,631)   (2,813,688,631)
-------------------------------------------------------------------------------------------
  Cash Management Class (2,065,869,838)  (2,065,869,838)  (4,032,429,111)   (4,032,429,111)
-------------------------------------------------------------------------------------------
  Reserve Class           (526,354,385)    (526,354,385)  (1,029,324,540)   (1,029,324,540)
-------------------------------------------------------------------------------------------
  Resource Class        (1,620,496,748)  (1,620,496,748)  (3,086,979,876)   (3,086,979,876)
===========================================================================================
                         1,056,033,751  $ 1,056,033,751      (69,285,897) $    (69,285,897)
___________________________________________________________________________________________
===========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     RESOURCE CLASS
                         -----------------------------------------------------------------------------
                                                                                    MARCH 12, 1996
                          SIX MONTHS           YEAR ENDED AUGUST 31,            (DATE SALES COMMENCED)
                         FEBRUARY 28,   --------------------------------------      TO AUGUST 31,
                             2001         2000      1999      1998      1997             1996
                         ------------   --------  --------  --------  --------  ----------------------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00         $  1.00
------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.03         0.06      0.05      0.05      0.05            0.03
------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income           (0.03)       (0.06)    (0.05)    (0.05)    (0.05)          (0.03)
======================================================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00         $  1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                3.02%        5.66%     4.80%     5.47%     5.30%           2.43%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $360,687     $305,136  $359,101  $455,961  $237,123         $33,339
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
 average net assets:
______________________________________________________________________________________________________
======================================================================================================
 With fee waivers              0.26%(b)     0.26%     0.25%     0.24%     0.25%           0.25%(c)
------------------------------------------------------------------------------------------------------
 Without fee waivers           0.30%(b)     0.30%     0.29%     0.28%     0.29%           0.29%(c)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
 income to average
 net assets                    5.99%(b)     5.50%     4.69%     5.34%     5.19%           5.07%(c)
______________________________________________________________________________________________________
======================================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $341,949,032.
(c) Annualized.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Directors of the Company, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed TAIT, Weller & Baker as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended August 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended August 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended August 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
 Neither the Fund nor anyone on its behalf consulted with TAIT, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                             TRUSTEES
Bruce L. Crockett                                     Carl Frischling
Owen Daly II                                         Robert H. Graham        Short-Term
Albert R. Dowden                                   Prema Mathai-Davis        Investments Trust
Edward K. Dunn, Jr.                                  Lewis F. Pennock        (STIT)
Jack M. Fields                                         Louis S. Sklar

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer
Melville B. Cox                                        Vice President        Treasury
Karen Dunn Kelley                                      Vice President        Portfolio
Mary J. Benson         Assistant Vice President & Assistant Treasurer        -------------------------------------------------
Sheri Steward Morris   Assistant Vice President & Assistant Treasurer        Resource                                   SEMI-
Juan E. Cabrera                                   Assistant Secretary        Class                                      ANNUAL
Jim Coppedge                                      Assistant Secretary                                                   REPORT
Renee A. Friedli                                  Assistant Secretary
P. Michelle Grace                                 Assistant Secretary
John H. Lively                                    Assistant Secretary                                        FEBRUARY 28, 2001
Nancy L. Martin                                   Assistant Secretary
Ofelia M. Mayo                                    Assistant Secretary
Lisa A. Moss                                      Assistant Secretary
Kathleen J. Pflueger                              Assistant Secretary
Stephen R. Rimes                                  Assistant Secretary
Timothy D. Yang                                   Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

TRE-SAR-5